The "Lava Jato (Car Wash) Operation" and its effects on the Company	12 Months Ended
Dec. 31, 2017
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The "Lava Jato (Car Wash) Operation" and its effects on the Company

3.	The “Lava Jato (Car Wash) Operation” and its effects on the Company

In 2009, the Brazilian Federal Police (Polícia Federal) began an investigation called “Lava Jato” (Car Wash) aimed at criminal organizations engaged in money laundering in several Brazilian states. The Lava Jato investigation is extremely broad and involves numerous investigations into several criminal practices focusing on crimes committed by individuals in different parts of the country and sectors of the Brazilian economy.

Beginning in 2014, the Brazilian Federal Prosecutor’s Office focused part of its investigation on irregularities involving Petrobras’s contractors and suppliers and uncovered a broad payment scheme that involved a wide range of participants, including former Petrobras personnel. Based on the information available to Petrobras, the payment scheme involved a group of companies that, between 2004 and April 2012, colluded to obtain contracts with Petrobras, overcharge the Company under those contracts and use the overpayment received under the contracts to fund improper payments to political parties, elected officials or other public officials, individual contractors and suppliers personnel, former Petrobras personnel and other individuals involved in the scheme. Petrobras refers to this scheme as the “payment scheme” and to the companies involved in the scheme as “cartel members”. The Company did not make any improper payment.

In addition to the payment scheme, the investigations identified specific instances of other contractors and suppliers that overcharged Petrobras and allegedly used the overpayment received from their contracts with the Company to fund improper payments, unrelated to the payment scheme, to certain former Petrobras personnel. Those contractors and suppliers are not cartel members and acted individually. Petrobras refers to these specific cases as the “unrelated payments.”

Certain former executives of Petrobras were arrested and in certain cases charged for crimes such as money-laundering and passive corruption. Other former executives of the Company as well as executives of Petrobras contractors and suppliers were or may be charged as a result of the investigation.

The amounts paid by Petrobras related to contracts with contractors and suppliers involved in the payment scheme were included in historical costs of its property, plant and equipment. However, the Company believes that, under International Accounting Standard IAS 16 – Property, Plant and Equipment, the portion of the payments made to these companies and used by them to make improper payments, which represents additional charges incurred as a result of the payments scheme, should not have been capitalized. Thus, in the third quarter of 2014, the Company wrote off US$2,527 of capitalized costs representing amounts that Petrobras overpaid for the acquisition of property, plant and equipment in prior years.

Petrobras will continue to monitor the results of the investigations and the availability of other information concerning the payment scheme. If information becomes available that indicates with sufficient precision that the estimate described below should be adjusted, Petrobras will evaluate whether the adjustment is material and, if so, recognize it.

3.1.	Approach adopted by the Company to adjust its property, plant and equipment for overpayments

As it is not possible to specifically identify the amounts of each overpayment to contractors and suppliers, or periods over which such payments occurred, Petrobras developed a methodology to estimate the aggregate amount that it overpaid under the payment scheme, in order to determine the amount of the write-off representing the overstatement of its assets resulting from overpayments used to fund improper payments.

As it is impracticable to identify the periods and amounts of overpayments incurred, the Company developed a methodology to estimate the adjustment incurred in property, plant and equipment in the third quarter of 2014 using the five steps described below:

(1) Identify contractual counterparties: the Company listed all the companies identified as cartel members, and using that information the Company identified all of the contractors and suppliers that were either so identified or were part of consortia including entities so identified.

(2) Identify the period: the Company concluded from testimony that the payment scheme was operating from 2004 through April 2012.

(3) Identify contracts: the Company identified all contracts entered into with the counterparties identified in step 1 during the period identified in step 2, which included supplemental contracts when the original contract was entered into between 2004 and April 2012. It has identified all of the property, plant and equipment related to those contracts.

(4)	Identify payments: the Company calculated the total contract values under the contracts mentioned in step 3.

(5) Apply a fixed percentage to the amount determined in Step 4: the Company estimated the aggregate overpayment by applying a percentage indicated in the depositions (3%) to the total amounts for identified contracts.

For overpayments attributable to non-cartel members, unrelated to the payment scheme, the Company included in the write-off for incorrectly capitalized overpayments the specific amounts of improper payments or percentages of contract values, as described in the testimony, which were used by those suppliers and contractors to fund improper payments.

For more information on the approach adopted by the Company to estimate the write-off for overpayments incorrectly capitalized, see note 3 to the Company’s audited consolidated financial statements for 2014.

Petrobras has continuously monitored the progress of both the investigation by Brazilian authorities and the independent law firm. As a result, on the preparation of the financial statements for the year ended December 31, 2017, the Company has not identified any additional information that would impact the adopted calculation methodology and consequently require additional write-offs. The Company will continue to monitor these investigations for additional information and will review their potential impact on the adjustment made.

3.2.	The Company’s response to the facts uncovered in the investigation

The Company has been closely monitoring the investigations and cooperating fully with the Brazilian Federal Police (Polícia Federal), the Brazilian Public Prosecutor’s Office (Ministério Público Federal), Federal Auditor’s Office (Tribunal de Contas da União – TCU), the Ministry of Transparency (Ministério da Transparência) and the General Federal Inspector’s Office (Controladoria Geral da União) in the investigation of all crimes and irregularities. We have responded to numerous requests for documents and information from these authorities.

The Company has also cooperated with the U.S. Securities and Exchange Commission (SEC) and the United States Department of Justice (DOJ), which, since November 2014, have been investigating potential violations of U.S. law based on information disclosed as a result of the Lava Jato investigation.

We have been formally recognized as a victim of the crimes identified under the Lava Jato investigation by the Brazilian Federal Prosecutor’s Office, the lower court hearing the case and also by the Brazilian Supreme Court. As a result, we have entered into 45 criminal proceedings as an assistant to the prosecutor. In addition, we have entered into four criminal proceedings as an interested party. We have also renewed our commitment to continue cooperating with authorities to clarify the issues and report them regularly to our investors and to the public in general.

We do not tolerate corrupt practices and illegal acts perpetuated by any of our employees. Accordingly, since 2015, the Company continued to implement several measures as a response to the facts uncovered in the “Lava Jato” investigation and to improve its corporate governance and compliance systems.

As part of the process of strengthening integrity procedures to prevent and detect frauds or any illegal act, the Company has taken continuous measures aiming at enhancing its corporate governance and compliance systems, thereby applying corporate governance best practices aligned with new corporate governance requirements.

In this respect, among other measures, in 2016, the Company approved its new Corporate Compliance Policy, performed training programs with personnel and executives focused on the prevention of corruption, reviewed the “Compliance Agents” initiative and adapted its findings to the new organization structure. In 2017, the Company created the position of Deputy Officer for Governance and Compliance, reviewed its Code of Best Practices, released the Annual Letter of Public Policies and Corporate Governance, implemented the Manager Training Program and continued to conduct integrity due diligence procedures of suppliers of goods and providers of services ( conducted nearly 17,000 through 2017), as well as integrity background checks as part of the decision making for appointing personnel to key positions. By reviewing its Bylaws, the Company also extended the Minority Committee duties in order to enhance transparency of related party transactions, indications to key management personnel and determination of investment thresholds under the public policies scope.

The continuous process of strengthening corporate governance practices resulted in the certification of Petrobras in the State Governance Highlight (Destaque em Governança das Estatais) program. Petrobras also obtained the maximum score in the IG-SEST governance index for state-owned companies of the Ministry of Planning and enabled the Company to request adherence to a governance level 2 at the Brazilian stock exchange (B3), a market tier for companies with high level of corporate governance standards.

Internal investigations are still in progress and are being carried out by two independent firms hired in October 2014, which report directly to a Special Committee that serves as a reporting line to the Board of Directors. The Special Committee is composed of our Governance and Compliance Officer, João Adalberto Elek Junior and two other independent and recognized experts: Ellen Gracie Northfleet, former Chief Justice of the Brazilian Supreme Court, who is recognized internationally as a jurist with great experience in analyzing complex legal issues; and Andreas Pohlmann from Germany, former Chief Compliance Officer of Siemens AG (2007-2010), who has broad experience in compliance and corporate governance matters.

In addition, the Company has been taking the necessary procedural steps to seek compensation for damages suffered from the improper payments scheme, including those related to its reputation.

Accordingly, the Company joined 15 public civil suits addressing acts of administrative misconduct filed by the Brazilian Public Prosecutor’s Office and the Federal Government, including demands for compensation for reputation damages.

To the extent that any of the proceedings resulting from the Lava Jato investigation involve leniency agreements with cartel members or plea agreements with individuals pursuant to which they agree to return funds, the Company may be entitled to receive a portion of such funds. Nevertheless, the Company is unable to reliably estimate further recoverable amounts at this moment. Any recoverable amount will be recognized as income when received or when their economic benefits become virtually certain.

In 2017, the Company recognized US$ 252 as other income and expenses with respect to compensation for damages resulting from leniency agreements (US$ 131 in 2016 and US$ 72 in 2015). The total funds collected through December 31, 2017 amount to US$ 455.

3.3.	Investigations involving the Company

Petrobras is not a target of the Lava Jato investigation and is formally recognized as a victim of the improper payments scheme by the Brazilian Authorities.

On November 21, 2014, Petrobras received a subpoena from the U.S. Securities and Exchange Commission (SEC) requesting certain documents and information about the Company with respect to, among other things, the Lava Jato investigation and any allegations regarding a violation of the U.S. Foreign Corrupt Practices Act. The U.S. Department of Justice (DoJ) is conducting a similar inquiry, and the Company is cooperating with both investigations and intends to continue to do so, working with the independent Brazilian and U.S. law firms that were hired to conduct an independent internal investigation. The investigations carried out by the SEC and DoJ may require the Company to pay penalties or provide other financial relief, or consent to injunctions or orders on future conduct or suffer other penalties.

The inquiries carried out by these authorities remain ongoing, and to date it is not possible to estimate their duration, scope or results. Accordingly, the Company is unable to make a reliable estimate about amounts and probability of penalties that may be required or if other financial relief may be provided in connection with any SEC or DoJ investigation.

On December 15, 2015, the State of São Paulo Public Prosecutor’s Office issued the Order of Civil Inquiry 01/2015, establishing a civil proceeding to investigate the existence of potential damages caused by Petrobras to investors in the stock market. The Company has provided all relevant information required by the authorities.

3.4.	Legal proceedings involving the Company

Note 30 provides information about class actions and other material legal proceedings.